SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales) (Details) - Percentage of Total Sales [Member] - Geographic Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
China [Member]
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	35.00%	49.00%
Taiwan, R.O.C. [Member]
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	28.00%	16.00%
Korea [Member]
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	17.00%	21.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	8.00%	8.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	12.00%	6.00%